Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Schedule of cash and cash equivalents [Abstract]
Cash on hand	R 212	R 313
Bank balances	94,990	123,150
Short-term deposits	9,735	23,128
Cash and cash equivalents in the consolidated statement of financial position	104,937	146,591
Bank overdrafts	(28,839)
Cash and cash equivalents in the consolidated statement of cash flows	76,098	146,591
Current assets	104,937	146,591
Current liabilities	(28,839)
Total cash and cash equivalents	R 76,098	R 146,591